RAIT Financial Trust

Cira Centre

2929 Arch Street, 17th Floor

Philadelphia, PA 19104

March 5, 2008

VIA EDGAR AND OVERNIGHT MAIL

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549-0405

Attn: Tom Kluck, Branch Chief

Re:	RAIT Financial Trust

Registration Statement on Form S-3

Filed February 21, 2008

File No. 333-149340

Dear Mr. Kluck:

This letter responds to your comment letter dated February 27, 2008 concerning the above-referenced filing (the “RAIT S-3”). For your convenience, I first restate your comment in italics and then provide RAIT Financial Trust’s (“RAIT”) response.

Item 17. Undertakings, page II-2

1.         It does not appear that you are relying upon Rule 430B. As such, please include the undertakings set forth in Item 512 (a)(5)(ii) of Regulation S-K, or explain to us why you believe these undertakings are not applicable.

We have amended the RAIT S-3 to include the undertakings set forth in Item 512 (a)(5)(ii) of Regulation S-K. See page II-2 and II-3 of the RAIT S-3.

Exhibit 99.1

2.         Please include “Material U.S. Federal Income Tax Considerations” in the prospectus, or explain to us why you believe this is not appropriate.

As discussed with Ms. Aberg, we have included “Material U.S. Federal Income Tax Considerations” as an exhibit to our annual report on Form 10-K for the year ended December 31, 2007 filed on February 29, 2008. As a result, this disclosure is incorporated by reference in the RAIT S-3 (and all of RAIT’s other registration statements permitting incorporation by reference). Due to this incorporation by reference, we do not believe it is necessary to include “Material U.S. Federal Income Tax Considerations” in the prospectus to the RAIT S-3.

If you have any questions or comments regarding the foregoing, or have additional questions or comments, please contact the undersigned at (215) 243-9033.

Very truly yours,

/s/ Raphael Licht

Raphael Licht, Chief Legal Officer

cc:

Jack E. Salmon, Chief Financial Officer

J. Baur Whittlesey, Esq., Ledgewood, P.C.